Investment Strategy - iShares BBB-B CLO Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in CLOs that are, at the time of purchase, rated from BBB+ to B‑ (or equivalent) by at least one of the major rating agencies or, if unrated, determined by the Fund management team to be of similar quality, and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund’s 80% investment policy is non‑fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Fund may invest in CLOs of any maturity. The Fund may purchase CLOs in both the primary market (i.e., directly from arranging banks) and in the secondary market. The Fund will generally invest in CLOs that are U.S. dollar denominated but may invest up to 25% of its net assets in CLOs that are denominated in foreign currencies.
A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically collateralized by a pool of loans, which may include, among others, domestic and non‑U.S. senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants) and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and to a lesser extent, high yield bonds rated below investment grade (commonly called “junk bonds”), held by such issuer. The cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion of a CLO is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a “senior” tranche of a CLO typically has higher ratings and lower yields than its underlying securities, and may be rated AAA. The CLO tranches rated from BBB+ to B‑ (or equivalent) in which the Fund will invest are subordinate to more senior tranches (i.e., the more senior tranches have payment priority over the tranches held by the Fund).
The Fund may invest up to 10% of its net assets in CLOs with a rating above BBB+ at the time of purchase by the Fund, or if unrated, determined to be of comparable credit quality by the Fund management team, or in affiliated investment companies, including other exchange-traded funds, that provide exposure to CLOs rated above BBB+.
The Fund will not invest more than 10% of its net assets in any single CLO.
The Fund may invest in floating- and fixed-rate CLOs, but will not invest more than 10% of its net assets in fixed-rate CLOs.
The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund may invest in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).